SUPPLEMENT TO:
CALVERT SOCIAL INVESTMENT FUND (“CSIF”)
Calvert Balanced, Bond, Equity and Large Cap Core Portfolios
CALVERT RESPONSIBLE INDEX SERIES, INC. (“CRIS”)
Calvert U.S. Large Cap Core Responsible Index Fund
4550 Montgomery Avenue, Bethesda, Maryland 20814
STATEMENT OF ADDITIONAL INFORMATION
January 31, 2015, as revised October 20, 2015
Date of Supplement: November 5, 2015
Change to Portfolio Management Team for Calvert Balanced Portfolio and Calvert Large Cap Core Portfolio
Natalie A. Trunow no longer serves as a portfolio manager for Calvert Balanced Portfolio or Calvert Large Cap Core Portfolio.
The statement of additional information is therefore revised as follows:
Delete all references to Natalie A. Trunow from the section “Portfolio Manager Disclosure.”
Add the following under “Portfolio Manager Disclosure – Other Accounts Managed by Fund Portfolio Managers – Calvert Balanced Portfolio” on page 38 above the portfolio manager chart for Joshua Linder, CFA:
Allocation of Assets

Calvert:
Vishal Khanduja, CFA

Accounts Managed (not including Calvert Balanced Portfolio) as of October 31, 2015	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	9	0	0
Total Assets in Other Accounts Managed	$4,002,290,730	$0	$0
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0
Add the following under “Portfolio Manager Disclosure – Other Accounts Managed by Fund Portfolio Managers – Calvert Balanced Portfolio – Equity Investments” on page 40:
Calvert: Joshua Linder, CFA – see chart above for Mr. Linder under “Allocation of Assets”

Calvert:
Christopher Madden, CFA

Accounts Managed (not including Calvert Balanced Portfolio) as of October 31, 2015	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	0	0	0
Total Assets in Other Accounts Managed	$0	$0	$0
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0
Calvert:
Kurt Moeller, CFA

Accounts Managed (not including Calvert Balanced Portfolio) as of October 31, 2015	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	0	0	0
Total Assets in Other Accounts Managed	$0	$0	$0
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0
Calvert:
Jade Huang

Accounts Managed (not including Calvert Balanced Portfolio) as of October 31, 2015	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	0	0	0
Total Assets in Other Accounts Managed	$0	$0	$0
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0
Add the following under “Portfolio Manager Disclosure – Other Accounts Managed by Fund Portfolio Managers – Calvert Large Cap Core Portfolio” on page 42:
Calvert:
Joshua Linder, CFA

Accounts Managed (not including Calvert Large Cap Core Portfolio) as of October 31, 2015	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	5	0	0
Total Assets in Other Accounts Managed	$1,156,540,391	$0	$0
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0

Calvert:
Christopher Madden, CFA

Accounts Managed (not including Calvert Large Cap Core Portfolio) as of October 31, 2015	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	0	0	0
Total Assets in Other Accounts Managed	$0	$0	$0
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0
Calvert:
Kurt Moeller, CFA

Accounts Managed (not including Calvert Large Cap Core Portfolio) as of October 31, 2015	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	0	0	0
Total Assets in Other Accounts Managed	$0	$0	$0
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0
Calvert:
Jade Huang

Accounts Managed (not including Calvert Large Cap Core Portfolio) as of October 31, 2015	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	0	0	0
Total Assets in Other Accounts Managed	$0	$0	$0
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0
Under “Portfolio Manager Disclosure – Potential Conflicts of Interest in Managing a Fund and Other Accounts – Calvert Balanced Portfolio” on page 43, delete the heading and replace it with the following:
Calvert: Allocation of Assets: Vishal Khanduja, CFA, and Joshua Linder, CFA
Under “Portfolio Manager Disclosure – Potential Conflicts of Interest in Managing a Fund and Other Accounts – Calvert Balanced Portfolio – Equity Investments” on page 43 and under “Portfolio Manager Disclosure – Potential Conflicts of Interest in Managing a Fund and Other Accounts – Calvert Large Cap Core Portfolio on page 44, delete the disclosure and replace it with the following:
Calvert: Joshua Linder, CFA; Christopher Madden, CFA; Kurt Moeller, CFA; and Jade Huang
(See “Conflicts of Interest" above with respect to Vishal Khanduja and Joshua Linder of Calvert regarding the Calvert Balanced Portfolio.)

Under “Portfolio Manager Disclosure – Compensation of Fund Portfolio Managers – Calvert Balanced Portfolio” on page 44, delete the heading and replace it with the following:
Calvert: Vishal Khanduja, CFA (Allocation of Assets); Joshua Linder, CFA (Allocation of Assets and Equity Investments); Christopher Madden, CFA (Equity Investments); Kurt Moeller, CFA (Equity Investments); and Jade Huang (Equity Investments)
Under “Portfolio Manager Disclosure – Compensation of Fund Portfolio Managers – Calvert Balanced Portfolio” on page 44, delete the first row of the chart and replace it with the following:
Compensation with Respect to Management of Calvert Balanced and Other Accounts as of October 31, 2015
Under “Portfolio Manager Disclosure – Compensation of Fund Portfolio Managers – Calvert Large Cap Core Portfolio” on page 46, delete the heading and replace it with the following:
Calvert: Joshua Linder, CFA; Christopher Madden, CFA; Kurt Moeller, CFA; and Jade Huang
Under “Portfolio Manager Disclosure – Compensation of Fund Portfolio Managers – Calvert Large Cap Core Portfolio” on page 46, delete the first row of the chart and replace it with the following:
Compensation with Respect to Management of Calvert Large Cap Core and Other Accounts as of October 31, 2015
In the chart under “Portfolio Manager Disclosure – Securities Ownership of Portfolio Managers of the Funds –Calvert Balanced” on page 47, add the following information (headings added for ease of reference):

Fund	Firm	Name of Portfolio Manager	Fund Ownership
Calvert Balanced	Calvert	Christopher Madden, CFA	None (as of 10/31/15)
		Kurt Moeller, CFA	None (as of 10/31/15)
		Jade Huang	$1-$10,000 (10/31/15)
In the chart under “Portfolio Manager Disclosure – Securities Ownership of Portfolio Managers of the Funds –Calvert Large Cap Core” on page 47, add the following information (headings added for ease of reference):

Fund	Firm	Name of Portfolio Manager	Fund Ownership
Calvert Large Cap Core	Calvert	Joshua Linder, CFA	None (as of 10/31/15)
		Christopher Madden, CFA	None (as of 10/31/15)
		Kurt Moeller, CFA	None (as of 10/31/15)
		Jade Huang	None (as of 10/31/15)